Segment information (Tables)	6 Months Ended
Jun. 30, 2016
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	6M16	6M15
Net revenues (CHF million)
Swiss Universal Bank	2,693	2,862
International Wealth Management	2,318	2,286
Asia Pacific	1,818	2,128
Global Markets	2,875	4,077
Investment Banking & Capital Markets	931	967
Strategic Resolution Unit	(904)	725
Adjustments [1]	(402)	300
Net revenues	9,329	13,345
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	885	911
International Wealth Management	545	550
Asia Pacific	470	832
Global Markets	(44)	1,118
Investment Banking & Capital Markets	73	98
Strategic Resolution Unit	(2,012)	(554)
Adjustments [1]	(620)	(26)
Income/(loss) from continuing operations before taxes	(703)	2,929
2
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	6M16	2015
Total assets (CHF million)
Swiss Universal Bank	224,866	220,359
International Wealth Management	90,156	96,085
Asia Pacific	92,194	85,929
Global Markets	239,419	234,276
Investment Banking & Capital Markets	22,064	18,712
Strategic Resolution Unit	98,058	100,823
Adjustments [1]	37,246	47,747
Total assets	804,003	803,931
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.